Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000117696 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000117696 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000117696 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117696 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000117696 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000117696 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000117696 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000117696 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000117696 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117696 | Media
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000117696 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000117696 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.12%
C000117696 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000117696 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000117696 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000117696 | TECH HARDWARE & SEMICONDUCTORS
Holdings [Line Items]
Percent of Net Asset Value	21.42%
C000117696 | Banking
Holdings [Line Items]
Percent of Net Asset Value	21.84%
C000117696 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000117696 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000117696 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000117696 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000117696 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000117696 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000117696 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117696 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117696 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000117696 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000117696 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000117696 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000117696 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000117696 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000117696 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000117696 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000117696 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000117696 | Greece
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000117696 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000117696 | India
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000117696 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.78%
C000117696 | China
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000117697 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000117697 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000117697 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117697 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000117697 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000117697 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000117697 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000117697 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000117697 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117697 | Media
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000117697 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000117697 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.12%
C000117697 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000117697 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000117697 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000117697 | TECH HARDWARE & SEMICONDUCTORS
Holdings [Line Items]
Percent of Net Asset Value	21.42%
C000117697 | Banking
Holdings [Line Items]
Percent of Net Asset Value	21.84%
C000117697 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000117697 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000117697 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000117697 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000117697 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000117697 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000117697 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117697 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117697 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000117697 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000117697 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000117697 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000117697 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000117697 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000117697 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000117697 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000117697 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000117697 | Greece
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000117697 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000117697 | India
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000117697 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.78%
C000117697 | China
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000117698 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000117698 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000117698 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000117698 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000117698 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000117698 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000117698 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000117698 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000117698 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000117698 | Media
Holdings [Line Items]
Percent of Net Asset Value	4.72%
C000117698 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000117698 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.12%
C000117698 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	6.61%
C000117698 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	7.72%
C000117698 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000117698 | TECH HARDWARE & SEMICONDUCTORS
Holdings [Line Items]
Percent of Net Asset Value	21.42%
C000117698 | Banking
Holdings [Line Items]
Percent of Net Asset Value	21.84%
C000117698 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000117698 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000117698 | Kazakhstan
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000117698 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	0.06%
C000117698 | Nigeria
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000117698 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000117698 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117698 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000117698 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000117698 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000117698 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000117698 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000117698 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000117698 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000117698 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.84%
C000117698 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000117698 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.09%
C000117698 | Greece
Holdings [Line Items]
Percent of Net Asset Value	9.18%
C000117698 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000117698 | India
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000117698 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	19.78%
C000117698 | China
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000163394 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000163394 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000163394 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000163394 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000163394 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000163394 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000163394 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000163394 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	11.72%
C000163394 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000163394 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000163394 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.81%
C000163394 | RETAIL & WHOLESALE - STAPLES
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000163394 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000163394 | INDUSTRIAL SERVICES
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000163394 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.48%
C000163394 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.81%
C000163394 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000163394 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163395 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000163395 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000163395 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000163395 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000163395 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000163395 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000163395 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000163395 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	11.72%
C000163395 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000163395 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000163395 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.81%
C000163395 | RETAIL & WHOLESALE - STAPLES
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000163395 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000163395 | INDUSTRIAL SERVICES
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000163395 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.48%
C000163395 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.81%
C000163395 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000163395 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000163396 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.63%
C000163396 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000163396 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	5.45%
C000163396 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.94%
C000163396 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000163396 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.62%
C000163396 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000163396 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	11.72%
C000163396 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000163396 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.69%
C000163396 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.81%
C000163396 | RETAIL & WHOLESALE - STAPLES
Holdings [Line Items]
Percent of Net Asset Value	3.22%
C000163396 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000163396 | INDUSTRIAL SERVICES
Holdings [Line Items]
Percent of Net Asset Value	4.35%
C000163396 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.48%
C000163396 | United States
Holdings [Line Items]
Percent of Net Asset Value	93.81%
C000163396 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000163396 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000018479 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000018479 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000018479 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000018479 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000018479 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000018479 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018479 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000018479 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000018479 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	9.92%
C000018479 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000018479 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000018479 | Banking
Holdings [Line Items]
Percent of Net Asset Value	9.14%
C000018479 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.38%
C000018479 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.85%
C000018479 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000018479 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018479 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.57%
C000018479 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000018479 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000018479 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000018479 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000018480 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000018480 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000018480 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000018480 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000018480 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000018480 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018480 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000018480 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000018480 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	9.92%
C000018480 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000018480 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000018480 | Banking
Holdings [Line Items]
Percent of Net Asset Value	9.14%
C000018480 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.38%
C000018480 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.85%
C000018480 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000018480 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018480 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.57%
C000018480 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000018480 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000018480 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000018480 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000018478 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000018478 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000018478 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000018478 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.35%
C000018478 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000018478 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000018478 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000018478 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000018478 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	9.92%
C000018478 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	5.85%
C000018478 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.57%
C000018478 | Banking
Holdings [Line Items]
Percent of Net Asset Value	9.14%
C000018478 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.38%
C000018478 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.85%
C000018478 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.68%
C000018478 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000018478 | United States
Holdings [Line Items]
Percent of Net Asset Value	86.57%
C000018478 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.74%
C000018478 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000018478 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000018478 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.54%
C000018482 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018482 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000018482 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000018482 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000018482 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000018482 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000018482 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000018482 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000018482 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	11.36%
C000018482 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000018482 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000018482 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000018482 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000018482 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000018482 | CONSUMER STAPLE PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000018482 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000018482 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000018482 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000018482 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000018482 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000018482 | China
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000018482 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000018482 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000018482 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000018482 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.61%
C000018482 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.49%
C000018482 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000018482 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000018482 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000018482 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000018482 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000018482 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000018482 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.23%
C000018482 | France
Holdings [Line Items]
Percent of Net Asset Value	10.37%
C000018482 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000018483 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018483 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000018483 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000018483 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000018483 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000018483 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000018483 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000018483 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000018483 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	11.36%
C000018483 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000018483 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000018483 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000018483 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000018483 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000018483 | CONSUMER STAPLE PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000018483 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000018483 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000018483 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000018483 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000018483 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000018483 | China
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000018483 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000018483 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000018483 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000018483 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.61%
C000018483 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.49%
C000018483 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000018483 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000018483 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000018483 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000018483 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000018483 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000018483 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.23%
C000018483 | France
Holdings [Line Items]
Percent of Net Asset Value	10.37%
C000018483 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000018481 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000018481 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000018481 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000018481 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000018481 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000018481 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	7.44%
C000018481 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000018481 | CONSUMER DISCRETIONARY PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000018481 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	11.36%
C000018481 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.58%
C000018481 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000018481 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000018481 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.25%
C000018481 | Retail & Wholesale - Staples
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000018481 | CONSUMER STAPLE PRODUCTS
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000018481 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000018481 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000018481 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000018481 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000018481 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000018481 | China
Holdings [Line Items]
Percent of Net Asset Value	3.03%
C000018481 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.08%
C000018481 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000018481 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	8.02%
C000018481 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.61%
C000018481 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.49%
C000018481 | Finland
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000018481 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000018481 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.66%
C000018481 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000018481 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.68%
C000018481 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000018481 | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.23%
C000018481 | France
Holdings [Line Items]
Percent of Net Asset Value	10.37%
C000018481 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.19%
C000079421 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000079421 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000079421 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000079421 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000079421 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.64%
C000079421 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000079421 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000079421 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.33%
C000079421 | Banking
Holdings [Line Items]
Percent of Net Asset Value	27.49%
C000079421 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	15.04%
C000079421 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079420 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000079420 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000079420 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000079420 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000079420 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.64%
C000079420 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000079420 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000079420 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.33%
C000079420 | Banking
Holdings [Line Items]
Percent of Net Asset Value	27.49%
C000079420 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	15.04%
C000079420 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000079419 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000079419 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.14%
C000079419 | Consumer Discretionary Services
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000079419 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	9.54%
C000079419 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	8.64%
C000079419 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	0.88%
C000079419 | UTILITIES
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000079419 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	19.33%
C000079419 | Banking
Holdings [Line Items]
Percent of Net Asset Value	27.49%
C000079419 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	15.04%
C000079419 | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000117699 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000117699 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000117699 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	14.65%
C000117699 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000117699 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117699 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000117699 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000117699 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000117699 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000117699 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000117699 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117699 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.44%
C000117699 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000117699 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.98%
C000117699 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000117699 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000117699 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000117699 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.57%
C000117699 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000117699 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000117699 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000117700 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000117700 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000117700 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	14.65%
C000117700 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000117700 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117700 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000117700 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000117700 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000117700 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000117700 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000117700 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117700 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.44%
C000117700 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000117700 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.98%
C000117700 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000117700 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000117700 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000117700 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.57%
C000117700 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000117700 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000117700 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000117701 | Software & Tech Services
Holdings [Line Items]
Percent of Net Asset Value	4.06%
C000117701 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000117701 | Industrial Products
Holdings [Line Items]
Percent of Net Asset Value	14.65%
C000117701 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	6.93%
C000117701 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000117701 | Retail & Wholesale - Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000117701 | Industrial Services
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000117701 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.38%
C000117701 | Media
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000117701 | MATERIALS
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000117701 | Consumer Staple Products
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000117701 | Banking
Holdings [Line Items]
Percent of Net Asset Value	12.44%
C000117701 | Tech Hardware & Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000117701 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.98%
C000117701 | Open End Fund
Holdings [Line Items]
Percent of Net Asset Value	9.13%
C000117701 | Consumer Discretionary Products
Holdings [Line Items]
Percent of Net Asset Value	1.22%
C000117701 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000117701 | United States
Holdings [Line Items]
Percent of Net Asset Value	90.57%
C000117701 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000117701 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.81%
C000117701 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.07%